BUSINESS ACQUISITION	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BUSINESS ACQUISITION
NOTE 5 - BUSINESS ACQUISITION

On September 27, 2019, the Company issued 8,000,000 common stock to acquire 100% interest of Common Design as its wholly owned subsidiary. The transaction results in Common Design’s shareholders taking control of the Company by voting rights through 78.27% of ownership interest. As a result, Common Design, being the legal acquiree, is considered as the accounting acquirer according to guidance in the Accounting Standards Codification (“ASC”) 805-10. As the Company, being the accounting acquiree, does not meet the definition of a business according to ASC 805-10, the transaction is accounted for in accordance to ASC 805-50 as an acquisition of assets.

The net assets acquired was the fair value of the net assets of Stark Focus Group, Inc., which on September 23, 2019 was $42,408. The amount was calculated as follow:

Cash	$44,313
Payables	$(396)
Other current liabilities	$(1,509)
Net assets	$42,408

On September 27, 2019, the Company issued 8,000,000 common stock to acquire 100% interest of Common Design as its wholly owned subsidiary. The transaction results in Common Design’s shareholders taking control of the Company by voting rights through 78.27% of ownership interest. As a result, Common Design, being the legal acquiree, is considered as the accounting acquirer according to guidance in the Accounting Standards Codification (“ASC”) 805-10. As the Company, being the accounting acquiree, does not meet the definition of a business according to ASC 805-10, the transaction is accounted for in accordance to ASC 805-50 as an acquisition of assets.

The net assets acquired was the fair value of the net assets of Stark Focus Group, Inc., which on September 27, 2019 was $42,766. The amount was calculated as follow:

Cash	$44,275
Other current liabilities	$(1,509)
Net assets	$42,766